Stockholders' Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 05, 2021
Stockholders' Equity [Abstract]
Preferred stock, shares authorized	1,000,000	1,000,000				1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Class A [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized	200,000,000	200,000,000				200,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, voting rights	one	one
Common stock, shares issued	57,500	57,500				57,500
Common stock, shares outstanding	57,500	57,500				57,500
Temporary equity, shares authorized	3,972,003	11,500,000				11,500,000
Shares subject to redemption		11,500,000
Common stock converted		one-for-one basis
Number of shares entitles for each right held		one-tenth (1/10)
Common Class A [Member] | Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares outstanding	57,500	57,500	57,500	57,500	57,500	57,500
Common Class B [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized	20,000,000	20,000,000				20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, voting rights	one	one
Common stock, shares issued	2,875,000	2,875,000				2,875,000
Common stock, shares outstanding	2,875,000	2,875,000				2,875,000
Common Class B [Member] | Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized	200,000,000
Common stock, shares outstanding	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000